Schedule of Aggregate Compensation made to Directors and Other Members of Key Management Personnel (Details)	12 Months Ended
	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)
Key Management Personnel Disclosures
Short-term employee benefits	$ 925,269	$ 924,437	$ 924,437	$ 597,673
Share-based payments	240,420	521,159	521,159	229,277
Total	$ 1,165,689	$ 1,445,596	$ 1,445,596	$ 826,950